Annual Fund Operating Expenses - Eaton Vance Intermediate Municipal Income ETF	Sep. 27, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 01, 2026
Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%	[1]
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.10%	[1]

[1]	The Adviser has agreed to reduce its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2026 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended. Total Annual Fund Operating Expenses After Fee Waiver has been restated to reflect the fee waiver effective on October 1, 2024.